Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Thrivent International Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent International Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent International Index Portfolio (the "Portfolio") seeks total returns that track the performance of the MSCI EAFE Index (the "Index"). The Portfolio's investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio.If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities included in the Index in the proportions in which they are represented in the Index. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio, and instead seeks to replicate the Index and provide investment results that, before expenses, correspond generally to the total return of the Index. The Index captures large- and mid-cap equity securities in developed markets countries, excluding the U.S. and Canada. As of March 31, 2025, the Index consisted of 694 constituents in the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. If the securities represented in the Index were to become concentrated in any particular industry, the Portfolio’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry. The Index is a free float-adjusted market capitalization index that is designed to provide coverage of the relevant investment opportunity set with an emphasis on index liquidity, investability and replicability. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Portfolio may buy and sell equity index futures for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall international equity market in which the Portfolio invests. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.Updated performance information is available on the Portfolio’s website atthrivent.comor by calling 800-847-4836. The Portfolio compares its performance to the MSCI All Country World Index ex-USA – USD Net Returns, an appropriate broad-based securities market index, to comply with new regulations that require the Portfolio’s broad-based securities market index to reflect the overall market in which the Portfolio may invest. The Portfolio also compares its performance to the MSCI EAFE Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Portfolio also compares its performance to the MSCI EAFE Index, which more closely reflects the market segments in which the Portfolio invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-847-4836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall international equity market in which the Portfolio invests. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Q4 2022+18.07%Worst Quarter:Q2 2022(13.24)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ending December 31, 2024)
Thrivent International Index Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Thrivent International Index Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency.
Thrivent International Index Portfolio | Equity Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Thrivent International Index Portfolio | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Thrivent International Index Portfolio | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Thrivent International Index Portfolio | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Thrivent International Index Portfolio | Global Indexing Strategy Index Tracking Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Global Indexing Strategy/Index Tracking Risk. The Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Thrivent International Index Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Thrivent International Index Portfolio | Large Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Thrivent International Index Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Thrivent International Index Portfolio | Mid Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Thrivent International Index Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	128
5 Years	rr_ExpenseExampleYear05	224
10 Years	rr_ExpenseExampleYear10	$ 505
2021	rr_AnnualReturn2021	10.86%
2022	rr_AnnualReturn2022	(14.56%)
2023	rr_AnnualReturn2023	17.77%
2024	rr_AnnualReturn2024	3.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.24%)
1 Year	rr_AverageAnnualReturnYear01	3.33%
SinceInception	rr_AverageAnnualReturnSinceInception	8.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2020
Thrivent International Index Portfolio | MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
SinceInception	rr_AverageAnnualReturnSinceInception	8.72%
Thrivent International Index Portfolio | MSCI EAFE Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
SinceInception	rr_AverageAnnualReturnSinceInception	9.47%